Condensed Financial Information of New Borun (Details 3)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	$ 10,909,773	¥ 70,843,702	¥ 70,814,481	¥ (250,884,804)
Net cash provided by investing activities	(8,283,851)	(53,792,018)	(78,452,281)	(173,422,447)
Net cash provided by financing activities	(54,176,420)	(351,800,000)	316,800,000	334,860,000
Effect of exchange rate changes on cash and cash equivalents	(7,892)	(51,245)	(2,831)	25,405
Net increase/ (decrease) in cash	(51,558,390)	(334,799,561)	309,159,369	(89,421,846)
Cash-beginning of year	127,884,404	830,430,168	521,270,799	610,692,645
Cash-end of year	76,326,014	495,630,607	830,430,168	521,270,799
New Borun
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	1	8		(5,332)
Effect of exchange rate changes on cash and cash equivalents				(34)
Net increase/ (decrease) in cash	1	8		(5,366)
Cash-beginning of year	20	128	128	5,494
Cash-end of year	$ 21	¥ 136	¥ 128	¥ 128